Subsequent Events (Details Textual 1) - USD ($)																		1 Months Ended			3 Months Ended		12 Months Ended
	Feb. 13, 2019	Feb. 11, 2019	Feb. 04, 2019	Feb. 01, 2019	Jan. 19, 2019	Jan. 18, 2019	Jan. 08, 2019	Jan. 01, 2019	Dec. 18, 2018	Dec. 01, 2018	Nov. 13, 2018	Nov. 13, 2018	Nov. 01, 2018	Oct. 18, 2018	Oct. 03, 2018	Aug. 01, 2018	Jun. 01, 2018	Nov. 22, 2018	Nov. 18, 2018	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2018	Sep. 30, 2018	Sep. 30, 2017	Jan. 30, 2019	Jan. 04, 2019	Dec. 02, 2018	Nov. 02, 2018	Oct. 17, 2018	Oct. 02, 2018	Sep. 18, 2018	Sep. 04, 2018	Sep. 02, 2018	Jul. 02, 2018	Feb. 05, 2018	Jan. 30, 2018	Nov. 09, 2017	Jun. 30, 2017	Feb. 28, 2017
Subsequent Events (Textual)
Convertible promissory note																					$ 2,003,359	$ 2,003,359	$ 6,943,741	$ 3,779,572
Interest rate									12.00%					12.00%					12.00%												12.00%	12.00%
Converted amount									$ 6,000	$ 12,500	$ 90,000	$ 90,000	$ 12,500	$ 6,000	$ 12,500				$ 6,000
Principal amount																							$ 5,568,566						$ 62,500
Market price per share																																						$ 0.2329	$ 0.23
Warrants exercised																					136,083,627	136,083,627	69,578,947
Gain on extinguishment of debt											$ 71,700										$ (14,057)	$ 71,700	$ 151,978
Livingston Asset Management LLC [Member]
Subsequent Events (Textual)
Principal amount																$ 12,500	$ 12,500										$ 12,500	$ 12,500		$ 12,500			$ 12,500	$ 12,500		$ 1,000,000
Accrued interest																	678
Issued of common shares																47,663,700		30,000,000		73,967,680
Market price per share																$ 0.0003																		$ 0.00025
Professional fees on issuance of shares																	$ 1,145
Crown Bridge Partners, LLc [Member]
Subsequent Events (Textual)
Principal amount																																					$ 105,000
Subsequent Events [Member]
Subsequent Events (Textual)
Convertible promissory note	$ 90,000			$ 12,500	$ 200,000	$ 6,000		$ 12,500
Interest rate				10.00%	12.00%	12.00%		10.00%
Maturity date, description				The note bears interest at 10%, matures in six months and is convertible into the Company’s common stock at 50% of the lowest closing bid price on the 30 trading days immediately preceding the notice of conversion.	The note bears interest at 12% per annum, matures in 5 years on September 23, 2021.	The note bears interest at 12%, matures in six months and is convertible into the Company’s common stock at 50% of the lowest closing bid price on the 30 trading days immediately preceding the notice of conversion.		The note bears interest at 10%, matures in six months and is convertible into the Company’s common stock at 50% of the lowest closing bid price on the 30 trading days immediately preceding the notice of conversion.
Seeking payment		$ 300,000
Settlement agreement seeking payment		600,000
Vendor settlement due amount	161,681
Gain on extinguishment of debt	$ 71,681
Subsequent Events [Member] | Livingston Asset Management LLC [Member]
Subsequent Events (Textual)
Converted amount							$ 3,000
Principal amount		12,500				$ 3,000	9,000
Accrued interest		654				24	$ 682
Issued of common shares			119,455,000				45,306,040
Market price per share							$ 0.00025
Professional fees on issuance of shares		$ 1,145				$ 1,145	$ 1,145
Subsequent Events [Member] | Crown Bridge Partners, LLc [Member]
Subsequent Events (Textual)
Warrants exercised																									60,611,842	52,100,526
Exercise price of common shares																									$ 0.00024	$ 0.0002
Minimum [Member]
Subsequent Events (Textual)
Increase the number of authorized common shares																																			6,000,000,000
Maximum [Member]
Subsequent Events (Textual)
Increase the number of authorized common shares																																			1,500,000,000